Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property and equipment, net [Abstract]
Schedule of Property and Equipment
	December 31, 2016	December 31, 2017
	US$	US$
Corporate aircraft (Note 12)	37,095,612	39,382,367
Vehicles	4,748,877	5,210,349
Furniture and fixtures	8,996,395	11,787,191

Total	50,840,884	56,379,907
Accumulated depreciation	(16,750,788)	(23,994,047)

Property and equipment, net	34,090,096	32,385,860